Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	$ 112,951	$ 100,955
Other receivables	33,820	17,818
S-T deposits	170,000	13,894
Trade payables	(64,368)	(82,516)
Lease liabilities	(89,002)	(99,108)
Other current liabilities	(13,873)	(11,823)
Currency Risk | SEK/USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
S-T deposits	170,000
Liabilities to credit institutions	(132,831)
Trade payables	(1,757)	(942)
Other current liabilities	(7,813)	(127,884)
Total	27,599	(128,826)
Currency Risk | SEK/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	8,318	6,864
Other receivables	1,077	18,058
Liabilities to credit institutions	(2,810)	(4,002)
Trade payables	(15,701)	(15,944)
Lease liabilities	(2,047)	(2,615)
Total	(11,163)	2,361
Currency Risk | SEK/GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables		5,864
Other receivables	22,938
Total	22,938	5,864
Currency Risk | SEK/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables		23,060
S-T deposits		4,315
Trade payables	(47,727)	(9,821)
Total	(47,727)	17,554
Currency Risk | SEK/SGD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	53,661	26,995
Trade payables	(35,785)	(12,083)
Total	17,876	14,912
Currency Risk | SEK/NOK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	10,406	11,359
Total	10,406	11,359
Currency Risk | USD/SEK
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	24,400
Other current liabilities	(22,388)
Total	2,012
Currency Risk | SGD/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Accounts receivables	42,245	31,117
Total	42,245	31,117
Currency Risk | GBP/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Other receivables	2,780
Other current liabilities		(11,808)
Total	$ 2,780	$ (11,808)